FAIR VALUE OF ASSETS AND LIABILITIES (Details) - Schedule of Assets and Liabilities Measured at Fair Value - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Available for sale investment	¥ 35,085
Investment in marketable securities	427,966	¥ 200,679
Total Assets	463,051	200,679
Level 1 [Member]
Assets
Available for sale investment
Investment in marketable securities	427,966	200,679
Total Assets	427,966	200,679
Level 2 [Member]
Assets
Available for sale investment
Investment in marketable securities
Total Assets
Level 3 [Member]
Assets
Available for sale investment	35,085
Investment in marketable securities
Total Assets	¥ 35,085